Assets held for sale (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Assets held for sale
Net book value Of CMO-Equipment held for sale		€ 29,531
Impairment of assets held for sale		19,064
Fair value less anticipated costs	€ 2,419	€ 10,467
Assets held for sale with a net book value sold	167
Assets held for sale, net book value direct sold	1,505
Decrease through classified as held for sale	€ 6,711